Average Annual Total Returns - AMG Frontier Small Cap Growth Fund	Feb. 01, 2021
Class I
Average Annual Return:
1 Year	39.35%
5 Years	19.31%
10 Years	13.45%
Class N
Average Annual Return:
1 Year	38.70%
5 Years	18.96%
10 Years	13.13%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	37.51%	[1]
5 Years	13.73%	[1]
10 Years	8.21%	[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	23.74%	[1]
5 Years	13.03%	[1]
10 Years	8.62%	[1]
Class Z
Average Annual Return:
1 Year	39.33%
5 Years	19.45%
10 Years	13.65%

[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.